Vessels, net (Details)		9 Months Ended
	Sep. 03, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Jul. 25, 2019 USD ($) Vessel
Vessels, Net [Abstract]
Number of vessels acquired | Vessel				1
Purchase price of vessel				$ 6,700,000
Proceeds from related party debt		$ 5,000,000	$ 0
Accumulated Depreciation [Abstract]
Beginning balance		(297,768)
Ending balance		(252,899)
Net Book Value [Abstract]
Beginning balance		6,995,350
Ending balance		13,709,427
Thalassa [Member] | $5 Million Term Loan Facility [Member]
Vessels, Net [Abstract]
Proceeds from related party debt	$ 5,000,000
Vessel [Member]
Vessel Cost [Abstract]
Beginning balance		7,549,281
Vessel acquisition		6,966,976
Ending balance		14,516,257
Accumulated Depreciation [Abstract]
Beginning balance		(553,931)
Period depreciation		(252,899)
Ending balance		(806,830)
Net Book Value [Abstract]
Beginning balance		6,995,350
Ending balance		$ 13,709,427